Revenues	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Revenues
2.	Revenues

	For the three months ended June 30,		For the six months ended June 30,
	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
	(in €)
Revenues	6,357	—	42,394	—
Total	6,357	—	42,394	—

For the three months ended June 30, 2024, the Company realized revenues from the product sales of GOHIBIC (vilobelimab) in the amount of €6 thousand. For the six months ended June 30, 2024, the Company realized revenues from GOHIBIC (vilobelimab) product sales in the amount of €42 thousand.

Revenues reported are sales to end customers (hospitals). Sales to distributors do not constitute revenue for the Company under IFRS 15. All revenues are attributed to sales made in the United States.